Employee Benefit Plans - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 unfunded_plan	Dec. 31, 2013 unfunded_plan	Dec. 31, 2012	Dec. 31, 2012 Monaca Pennsylvania Anchor Holding Inc	Dec. 31, 2010 Lancaster Ohio Anchor Holding Inc	Dec. 31, 2013 Monaca Pennsylvania and Lancaster Ohio Facility Anchor Holding Inc	Dec. 31, 2012 Monaca Pennsylvania and Lancaster Ohio Facility Anchor Holding Inc	Dec. 31, 2013 Non-U.S. Defined Contribution Plans	Dec. 31, 2012 Non-U.S. Defined Contribution Plans	Dec. 31, 2013 Accrued Liabilities	Dec. 31, 2012 Accrued Liabilities
Defined Benefit Plans and Other Postretirement Benefit Plans
Number of Unfunded Plans	2	2
Expected Future Benefit Payments, Next Twelve Months	$ 2,000,000	$ 2,000,000
Cost Recognized		700,000	500,000			900,000	1,000,000	200,000	200,000
Percentage of maximum annual contributions per employee				1.00%	1.00%
Deferred Compensation Arrangement with Individual, Period of Benefits Paid		10 years
Deferred Compensation Liability, Current and Noncurrent		2,800,000	3,000,000
Deferred Compensation Liability, Current										$ 300,000	$ 300,000